Eaton Vance

VT Floating-Rate Income Fund

March 31, 2020

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Loans — 89.7%(1)

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Aerospace and Defense — 1.4%
AI Convoy (Luxembourg) S.a.r.l.
Term Loan, 5.34%, (3 mo. USD LIBOR + 3.50%), Maturing January 17, 2027	$500	$470,000
Dynasty Acquisition Co., Inc.
Term Loan, 4.95%, (3 mo. USD LIBOR + 3.50%), Maturing April 6, 2026	278	219,420
Term Loan, 4.95%, (3 mo. USD LIBOR + 3.50%), Maturing April 6, 2026	518	408,122
IAP Worldwide Services, Inc.
Revolving Loan, 1.38%, (3 mo. USD LIBOR + 5.50%), Maturing July 19, 2021(2)	133	118,597
Term Loan - Second Lien, 8.00%, (3 mo. USD LIBOR + 6.50%), Maturing July 18, 2020(3)	173	135,292
TransDigm, Inc.
Term Loan, 3.24%, (1 mo. USD LIBOR + 2.25%), Maturing August 22, 2024	3,055	2,820,823
Term Loan, 3.24%, (1 mo. USD LIBOR + 2.25%), Maturing May 30, 2025	1,960	1,832,682
WP CPP Holdings, LLC
Term Loan, 5.53%, (USD LIBOR + 3.75%), Maturing April 30, 2025(4)	1,516	1,155,573

		$7,160,509

Automotive — 2.2%
American Axle and Manufacturing, Inc.
Term Loan, 3.20%, (1 mo. USD LIBOR + 2.25%), Maturing April 6, 2024	$1,696	$1,437,302
Autokiniton US Holdings, Inc.
Term Loan, 7.36%, (1 mo. USD LIBOR + 6.38%), Maturing May 22, 2025	614	503,531
Bright Bidco B.V.
Term Loan, 4.57%, (USD LIBOR + 3.50%), Maturing June 30, 2024(4)	1,119	398,479
Chassix, Inc.
Term Loan, 7.35%, (USD LIBOR + 5.50%), Maturing November 15, 2023(4)	513	382,325
CS Intermediate Holdco 2, LLC
Term Loan, 2.99%, (1 mo. USD LIBOR + 2.00%), Maturing November 2, 2023	1,613	1,247,640
Dayco Products, LLC
Term Loan, 5.86%, (3 mo. USD LIBOR + 4.25%), Maturing May 19, 2023	754	565,266
Garrett LX III S.a.r.l.
Term Loan, 3.77%, (3 mo. USD LIBOR + 2.50%), Maturing September 27, 2025	1,207	1,007,532
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 3.20%, (3 mo. USD LIBOR + 2.00%), Maturing March 7, 2025	1,325	1,099,750
IAA, Inc.
Term Loan, 3.25%, (1 mo. USD LIBOR + 2.25%, Floor 1.00%), Maturing June 28, 2026	460	441,180
Panther BF Aggregator 2 L.P.
Term Loan, 4.44%, (1 mo. USD LIBOR + 3.50%), Maturing April 30, 2026	2,886	2,654,660
Tenneco, Inc.
Term Loan, 3.99%, (1 mo. USD LIBOR + 3.00%), Maturing October 1, 2025	1,333	939,853
Thor Industries, Inc.
Term Loan, 5.36%, (1 mo. USD LIBOR + 3.75%), Maturing February 1, 2026	444	382,049
TI Group Automotive Systems, LLC
Term Loan, 3.49%, (1 mo. USD LIBOR + 2.50%), Maturing June 30, 2022	817	747,622

		$11,807,189

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Beverage and Tobacco — 0.2%
Flavors Holdings, Inc.
Term Loan, 7.20%, (3 mo. USD LIBOR + 5.75%), Maturing June 30, 2020	$416	$399,411
Term Loan - Second Lien, 11.45%, (3 mo. USD LIBOR + 10.00%), Maturing October 3, 2021	1,000	910,000

		$1,309,411

Brokerage/Securities Dealers/Investment Houses — 0.3%
Advisor Group, Inc.
Term Loan, 5.99%, (1 mo. USD LIBOR + 5.00%), Maturing July 31, 2026	$798	$614,460
Clipper Acquisitions Corp.
Term Loan, 3.13%, (1 mo. USD LIBOR + 1.75%), Maturing December 27, 2024	855	799,717
OZ Management L.P.
Term Loan, 5.56%, (1 mo. USD LIBOR + 4.75%), Maturing April 10, 2023	36	33,300

		$1,447,477

Building and Development — 3.1%
ACProducts, Inc.
Term Loan, 8.19%, (3 mo. USD LIBOR + 6.50%), Maturing August 18, 2025	$300	$273,750
Advanced Drainage Systems, Inc.
Term Loan, 3.81%, (1 mo. USD LIBOR + 2.25%), Maturing July 31, 2026	232	216,469
American Builders & Contractors Supply Co., Inc.
Term Loan, 2.99%, (1 mo. USD LIBOR + 2.00%), Maturing January 15, 2027	4,552	4,134,845
APi Group DE, Inc.
Term Loan, 3.49%, (1 mo. USD LIBOR + 2.50%), Maturing October 1, 2026	1,097	1,009,470
Brookfield Property REIT, Inc.
Term Loan, 3.49%, (1 mo. USD LIBOR + 2.50%), Maturing August 27, 2025	739	530,423
CPG International, Inc.
Term Loan, 5.93%, (12 mo. USD LIBOR + 3.75%), Maturing May 5, 2024	1,330	1,117,409
Cushman & Wakefield U.S. Borrower, LLC
Term Loan, 3.74%, (1 mo. USD LIBOR + 2.75%), Maturing August 21, 2025	2,038	1,833,832
Henry Company, LLC
Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing October 5, 2023	291	249,760
NCI Building Systems, Inc.
Term Loan, 4.56%, (1 mo. USD LIBOR + 3.75%), Maturing April 12, 2025	665	581,743
Quikrete Holdings, Inc.
Term Loan, 3.49%, (1 mo. USD LIBOR + 2.50%), Maturing February 1, 2027	2,659	2,313,514
RE/MAX International, Inc.
Term Loan, 3.74%, (1 mo. USD LIBOR + 2.75%), Maturing December 15, 2023	1,895	1,657,838
Realogy Group, LLC
Term Loan, 3.83%, (1 mo. USD LIBOR + 2.25%), Maturing February 8, 2025	843	729,030
Summit Materials Companies I, LLC
Term Loan, 2.99%, (1 mo. USD LIBOR + 2.00%), Maturing November 21, 2024	367	324,866
Werner FinCo L.P.
Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing July 24, 2024	1,000	885,042
WireCo WorldGroup, Inc.
Term Loan, 6.07%, (6 mo. USD LIBOR + 5.00%), Maturing September 30, 2023	362	291,309

		$16,149,300

Business Equipment and Services — 8.0%
Adtalem Global Education, Inc.
Term Loan, 3.99%, (1 mo. USD LIBOR + 3.00%), Maturing April 11, 2025	$295	$265,275

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
AlixPartners, LLP
Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), Maturing April 4, 2024	$1,070	$1,019,478
Allied Universal Holdco, LLC
Term Loan, 5.24%, (1 mo. USD LIBOR + 4.25%), Maturing July 10, 2026	1,297	1,199,494
Amentum Government Services Holdings, LLC
Term Loan, 4.99%, (1 mo. USD LIBOR + 4.00%), Maturing February 1, 2027	700	661,500
AppLovin Corporation
Term Loan, 4.49%, (1 mo. USD LIBOR + 3.50%), Maturing August 15, 2025	3,811	3,439,138
ASGN Incorporated
Term Loan, 2.74%, (1 mo. USD LIBOR + 1.75%), Maturing April 2, 2025	574	535,453
Belfor Holdings, Inc.
Term Loan, 4.99%, (1 mo. USD LIBOR + 4.00%), Maturing April 6, 2026	422	407,049
BidFair MergeRight, Inc.
Term Loan, 6.50%, (1 mo. USD LIBOR + 5.50%, Floor 1.00%), Maturing January 15, 2027	474	381,351
Bracket Intermediate Holding Corp.
Term Loan, 6.16%, (3 mo. USD LIBOR + 4.25%), Maturing September 5, 2025	739	594,694
Brand Energy & Infrastructure Services, Inc.
Term Loan, 6.08%, (3 mo. USD LIBOR + 4.25%), Maturing June 21, 2024	1,181	964,171
Camelot U.S. Acquisition 1 Co.
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.25%), Maturing October 31, 2026	1,347	1,218,696
CCC Information Services, Inc.
Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing April 29, 2024	3,827	3,536,249
Ceridian HCM Holding, Inc.
Term Loan, 3.49%, (1 mo. USD LIBOR + 2.50%), Maturing April 30, 2025	2,093	1,957,072
CM Acquisition Co.
Term Loan, 11.45%, (3 mo. USD LIBOR + 10.00%), Maturing July 26, 2023	166	155,635
Da Vinci Purchaser Corp.
Term Loan, 5.87%, (3 mo. USD LIBOR + 4.00%), Maturing January 8, 2027	300	280,125
Deerfield Dakota Holding, LLC
Term Loan, 4.25%, (1 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing February 13, 2025	728	644,415
EAB Global, Inc.
Term Loan, 5.74%, (3 mo. USD LIBOR + 3.75%), Maturing November 15, 2024	931	805,315
EIG Investors Corp.
Term Loan, 5.39%, (3 mo. USD LIBOR + 3.75%), Maturing February 9, 2023	2,524	2,069,826
Garda World Security Corporation
Term Loan, 6.39%, (3 mo. USD LIBOR + 4.75%), Maturing October 30, 2026	1,202	1,148,258
IG Investment Holdings, LLC
Term Loan, 5.45%, (3 mo. USD LIBOR + 4.00%), Maturing May 23, 2025	1,479	1,197,743
IRI Holdings, Inc.
Term Loan, 6.11%, (3 mo. USD LIBOR + 4.50%), Maturing December 1, 2025	3,537	2,846,913
Iron Mountain, Inc.
Term Loan, 2.74%, (1 mo. USD LIBOR + 1.75%), Maturing January 2, 2026	637	614,705
Kronos Incorporated
Term Loan, 4.76%, (3 mo. USD LIBOR + 3.00%), Maturing November 1, 2023	4,924	4,560,724
KUEHG Corp.
Term Loan, 5.20%, (3 mo. USD LIBOR + 3.75%), Maturing February 21, 2025	1,663	1,251,776
LGC Group Holdings Limited
Term Loan, Maturing January 22, 2027(5)	250	222,500
Monitronics International, Inc.
Term Loan, 7.75%, (1 mo. USD LIBOR + 6.50%), Maturing March 29, 2024	1,042	788,017

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
PGX Holdings, Inc.
Term Loan, 6.25%, (1 mo. USD LIBOR + 5.25%, Floor 1.00%), Maturing September 29, 2020	$739	$357,459
Pre-Paid Legal Services, Inc.
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.25%), Maturing May 1, 2025	358	306,219
Red Ventures, LLC
Term Loan, 3.49%, (1 mo. USD LIBOR + 2.50%), Maturing November 8, 2024	1,233	1,039,513
Rockwood Service Corporation
Term Loan, 5.70%, (3 mo. USD LIBOR + 4.25%), Maturing January 23, 2027	350	318,937
Spin Holdco, Inc.
Term Loan, 5.09%, (3 mo. USD LIBOR + 3.25%), Maturing November 14, 2022	4,731	4,234,463
Trans Union, LLC
Term Loan, 2.74%, (1 mo. USD LIBOR + 1.75%), Maturing November 16, 2026	1,231	1,186,693
WASH Multifamily Laundry Systems, LLC
Term Loan, 4.25%, (1 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing May 14, 2022	913	776,206
West Corporation
Term Loan, 4.95%, (3 mo. USD LIBOR + 3.50%), Maturing October 10, 2024	246	184,710
Term Loan, 5.45%, (3 mo. USD LIBOR + 4.00%), Maturing October 10, 2024	1,071	825,025

		$41,994,797

Cable and Satellite Television — 3.4%
Altice France S.A.
Term Loan, 4.70%, (1 mo. USD LIBOR + 4.00%), Maturing August 14, 2026	$494	$467,417
Charter Communications Operating, LLC
Term Loan, 2.74%, (1 mo. USD LIBOR + 1.75%), Maturing February 1, 2027	2,088	2,018,528
CSC Holdings, LLC
Term Loan, 2.86%, (1 mo. USD LIBOR + 2.25%), Maturing July 17, 2025	3,525	3,418,816
Term Loan, 3.11%, (1 mo. USD LIBOR + 2.50%), Maturing April 15, 2027	938	908,417
Mediacom Illinois, LLC
Term Loan, 2.37%, (1 week USD LIBOR + 1.75%), Maturing February 15, 2024	209	203,571
Numericable Group S.A.
Term Loan, 3.74%, (1 mo. USD LIBOR + 2.75%), Maturing July 31, 2025	2,346	2,160,560
Telenet Financing USD, LLC
Term Loan, 2.70%, (1 mo. USD LIBOR + 2.00%), Maturing April 30, 2028	2,800	2,600,500
UPC Broadband Holding B.V.
Term Loan, 2.95%, (1 mo. USD LIBOR + 2.25%), Maturing April 30, 2028	625	567,708
Virgin Media Bristol, LLC
Term Loan, 3.20%, (1 mo. USD LIBOR + 2.50%), Maturing January 31, 2028	5,725	5,453,063

		$17,798,580

Chemicals and Plastics — 4.6%
Alpha 3 B.V.
Term Loan, 4.45%, (3 mo. USD LIBOR + 3.00%), Maturing January 31, 2024	$1,809	$1,677,434
Aruba Investments, Inc.
Term Loan, 4.32%, (6 mo. USD LIBOR + 3.25%), Maturing February 2, 2022	199	186,425
Axalta Coating Systems US Holdings, Inc.
Term Loan, 3.20%, (3 mo. USD LIBOR + 1.75%), Maturing June 1, 2024	2,790	2,636,326
Element Solutions, Inc.
Term Loan, 2.99%, (1 mo. USD LIBOR + 2.00%), Maturing January 31, 2026	568	536,603
Ferro Corporation
Term Loan, 3.70%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024	242	211,060
Term Loan, 3.70%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024	248	215,648
Term Loan, 3.70%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024	291	253,465

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Flint Group GmbH
Term Loan, 4.80%, (3 mo. USD LIBOR + 3.00%), Maturing September 7, 2021	$241	$171,930
Flint Group US, LLC
Term Loan, 4.80%, (3 mo. USD LIBOR + 3.00%), Maturing September 7, 2021	1,460	1,040,033
Gemini HDPE, LLC
Term Loan, 4.28%, (3 mo. USD LIBOR + 2.50%), Maturing August 7, 2024	732	614,773
INEOS Enterprises Holdings US Finco, LLC
Term Loan, 5.11%, (3 mo. USD LIBOR + 3.50%), Maturing August 28, 2026	164	151,270
INEOS US Finance, LLC
Term Loan, 2.99%, (1 mo. USD LIBOR + 2.00%), Maturing April 1, 2024	1,899	1,714,510
Messer Industries GmbH
Term Loan, 3.95%, (3 mo. USD LIBOR + 2.50%), Maturing March 1, 2026	1,489	1,337,989
Minerals Technologies, Inc.
Term Loan, 3.22%, (USD LIBOR + 2.25%), Maturing February 14, 2024(4)	990	915,909
Momentive Performance Materials, Inc.
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.25%), Maturing May 15, 2024	2,853	2,354,086
PMHC II, Inc.
Term Loan, 4.50%, (12 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing March 31, 2025	1,005	610,234
Pregis TopCo Corporation
Term Loan, 4.99%, (1 mo. USD LIBOR + 4.00%), Maturing July 31, 2026	474	416,955
Rohm Holding GmbH
Term Loan, 6.78%, (6 mo. USD LIBOR + 5.00%), Maturing July 31, 2026	274	189,274
Spectrum Holdings III Corp.
Term Loan, 4.70%, (3 mo. USD LIBOR + 3.25%), Maturing January 31, 2025	121	94,642
Starfruit Finco B.V.
Term Loan, 3.86%, (1 mo. USD LIBOR + 3.00%), Maturing October 1, 2025	1,858	1,700,224
Tata Chemicals North America, Inc.
Term Loan, 4.38%, (1 mo. USD LIBOR + 2.75%), Maturing August 7, 2020	536	501,560
Trinseo Materials Operating S.C.A.
Term Loan, 2.99%, (1 mo. USD LIBOR + 2.00%), Maturing September 6, 2024	1,338	1,127,128
Tronox Finance, LLC
Term Loan, 3.93%, (USD LIBOR + 2.75%), Maturing September 23, 2024(4)	2,343	2,106,495
Univar, Inc.
Term Loan, 3.70%, (3 mo. USD LIBOR + 2.25%), Maturing July 1, 2024	3,449	3,233,770
Venator Materials Corporation
Term Loan, 3.99%, (1 mo. USD LIBOR + 3.00%), Maturing August 8, 2024	268	234,609

		$24,232,352

Conglomerates — 0.0%(6)
Penn Engineering & Manufacturing Corp.
Term Loan, 4.12%, (3 mo. USD LIBOR + 2.75%), Maturing June 27, 2024	$165	$148,868

		$148,868

Containers and Glass Products — 2.0%
Berry Global, Inc.
Term Loan, 2.86%, (1 mo. USD LIBOR + 2.00%), Maturing October 1, 2022	$691	$666,907
Term Loan, 2.86%, (1 mo. USD LIBOR + 2.00%), Maturing July 1, 2026	769	728,420
BWAY Holding Company
Term Loan, 5.08%, (3 mo. USD LIBOR + 3.25%), Maturing April 3, 2024	1,370	1,137,317
Flex Acquisition Company, Inc.
Term Loan, 4.90%, (USD LIBOR + 3.00%), Maturing December 29, 2023(4)	2,039	1,817,723
Term Loan, 5.16%, (3 mo. USD LIBOR + 3.25%), Maturing June 29, 2025	1,150	1,025,202

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Libbey Glass, Inc.
Term Loan, 4.01%, (1 mo. USD LIBOR + 3.00%), Maturing April 9, 2021	$1,367	$651,772
Pelican Products, Inc.
Term Loan, 4.50%, (6 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing May 1, 2025	467	381,517
Reynolds Consumer Products, Inc.
Term Loan, 3.50%, (3 mo. USD LIBOR + 1.75%), Maturing February 4, 2027	1,725	1,637,672
Reynolds Group Holdings, Inc.
Term Loan, 3.74%, (1 mo. USD LIBOR + 2.75%), Maturing February 5, 2023	2,908	2,773,417

		$10,819,947

Cosmetics/Toiletries — 0.5%
Kronos Acquisition Holdings, Inc.
Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing May 15, 2023	$1,943	$1,756,216
Prestige Brands, Inc.
Term Loan, 2.99%, (1 mo. USD LIBOR + 2.00%), Maturing January 26, 2024	897	841,789

		$2,598,005

Drugs — 5.5%
Akorn, Inc.
Term Loan, 16.13%, (1 mo. USD LIBOR + 13.75%), 15.38% cash, 0.75% PIK), Maturing April 16, 2021	$1,584	$1,219,618
Albany Molecular Research, Inc.
Term Loan - Second Lien, 8.00%, (1 mo. USD LIBOR + 7.00%, Floor 1.00%), Maturing August 30, 2025	500	386,250
Alkermes, Inc.
Term Loan, 2.87%, (1 mo. USD LIBOR + 2.25%), Maturing March 27, 2023	186	165,696
Amneal Pharmaceuticals, LLC
Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%), Maturing May 4, 2025	3,125	2,742,220
Arbor Pharmaceuticals, Inc.
Term Loan, 6.00%, (1 mo. USD LIBOR + 5.00%, Floor 1.00%), Maturing July 5, 2023	719	539,096
Bausch Health Companies, Inc.
Term Loan, 3.61%, (1 mo. USD LIBOR + 3.00%), Maturing June 2, 2025	5,135	4,921,369
Catalent Pharma Solutions, Inc.
Term Loan, 3.25%, (1 mo. USD LIBOR + 2.25%, Floor 1.00%), Maturing May 18, 2026	668	651,544
Elanco Animal Health Incorporated
Term Loan, Maturing February 4, 2027(5)	1,450	1,391,094
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 5.25%, (1 mo. USD LIBOR + 4.25%), Maturing April 29, 2024	4,859	4,361,083
Grifols Worldwide Operations USA, Inc.
Term Loan, 2.68%, (1 week USD LIBOR + 2.00%), Maturing November 15, 2027	3,055	2,928,155
Horizon Therapeutics USA, Inc.
Term Loan, 3.31%, (1 mo. USD LIBOR + 2.25%), Maturing May 22, 2026	668	633,288
Jaguar Holding Company II
Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), Maturing August 18, 2022	6,261	6,036,815
Mallinckrodt International Finance S.A.
Term Loan, 4.20%, (3 mo. USD LIBOR + 2.75%), Maturing September 24, 2024	3,929	2,700,861
Term Loan, 4.70%, (3 mo. USD LIBOR + 3.00%), Maturing February 24, 2025	418	288,605

		$28,965,694

Ecological Services and Equipment — 1.1%
Advanced Disposal Services, Inc.
Term Loan, 2.89%, (1 week USD LIBOR + 2.25%), Maturing November 10, 2023	$2,645	$2,631,648

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
EnergySolutions, LLC
Term Loan, 5.20%, (3 mo. USD LIBOR + 3.75%), Maturing May 9, 2025	$1,431	$1,216,217
GFL Environmental, Inc.
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing May 30, 2025	1,670	1,629,734
US Ecology Holdings, Inc.
Term Loan, 3.49%, (1 mo. USD LIBOR + 2.50%), Maturing November 1, 2026	200	192,517

		$5,670,116

Electronics/Electrical — 14.5%
Almonde, Inc.
Term Loan, 5.28%, (3 mo. USD LIBOR + 3.50%), Maturing June 13, 2024	$2,685	$2,336,003
Applied Systems, Inc.
Term Loan, 4.70%, (3 mo. USD LIBOR + 3.25%), Maturing September 19, 2024	2,670	2,458,736
Aptean, Inc.
Term Loan, 5.24%, (1 mo. USD LIBOR + 4.25%), Maturing April 23, 2026	595	488,000
Astra Acquisition Corp.
Term Loan, 6.50%, (1 mo. USD LIBOR + 5.50%, Floor 1.00%), Maturing March 1, 2027	600	510,000
Banff Merger Sub, Inc.
Term Loan, 5.24%, (1 mo. USD LIBOR + 4.25%), Maturing October 2, 2025	3,586	3,073,127
Buzz Merger Sub Ltd.
Term Loan, 3.74%, (1 mo. USD LIBOR + 2.75%), Maturing January 29, 2027	400	370,000
Castle US Holding Corporation
Term Loan, 5.20%, (3 mo. USD LIBOR + 3.75%), Maturing January 29, 2027	733	638,389
Celestica, Inc.
Term Loan, 3.08%, (1 mo. USD LIBOR + 2.13%), Maturing June 27, 2025	295	243,169
Term Loan, 3.46%, (1 mo. USD LIBOR + 2.50%), Maturing June 27, 2025	225	200,250
Cohu, Inc.
Term Loan, 3.99%, (1 mo. USD LIBOR + 3.00%), Maturing October 1, 2025	1,133	849,563
CommScope, Inc.
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.25%), Maturing April 6, 2026	1,368	1,299,719
CPI International, Inc.
Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing July 26, 2024	954	801,619
Datto, Inc.
Term Loan, 5.24%, (1 mo. USD LIBOR + 4.25%), Maturing April 2, 2026	298	258,112
ECI Macola/Max Holdings, LLC
Term Loan, 5.70%, (3 mo. USD LIBOR + 4.25%), Maturing September 27, 2024	563	505,578
Electro Rent Corporation
Term Loan, 6.80%, (3 mo. USD LIBOR + 5.00%), Maturing January 31, 2024	1,907	1,606,354
Epicor Software Corporation
Term Loan, 4.25%, (1 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing June 1, 2022	6,305	5,847,615
EXC Holdings III Corp.
Term Loan, 4.95%, (3 mo. USD LIBOR + 3.50%), Maturing December 2, 2024	342	302,781
Fiserv Investment Solutions, Inc.
Term Loan, 6.44%, (3 mo. USD LIBOR + 4.75%), Maturing February 18, 2027	400	362,000
Go Daddy Operating Company, LLC
Term Loan, 2.74%, (1 mo. USD LIBOR + 1.75%), Maturing February 15, 2024	2,925	2,804,830
Hyland Software, Inc.
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.25%), Maturing July 1, 2024	7,071	6,605,922
Infoblox, Inc.
Term Loan, 5.49%, (1 mo. USD LIBOR + 4.50%), Maturing November 7, 2023	1,475	1,312,790
Informatica, LLC
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.25%), Maturing February 25, 2027	4,425	3,916,125

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
MA FinanceCo., LLC
Term Loan, 3.24%, (1 mo. USD LIBOR + 2.25%), Maturing November 19, 2021	$1,995	$1,885,350
Term Loan, 3.49%, (1 mo. USD LIBOR + 2.50%), Maturing June 21, 2024	339	309,175
MACOM Technology Solutions Holdings, Inc.
Term Loan, 3.24%, (1 mo. USD LIBOR + 2.25%), Maturing May 17, 2024	1,287	1,171,209
Marcel LUX IV S.a.r.l.
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.25%), Maturing March 15, 2026	1,687	1,543,834
Mirion Technologies, Inc.
Term Loan, 5.07%, (6 mo. USD LIBOR + 4.00%), Maturing March 6, 2026	1,016	898,824
MKS Instruments, Inc.
Term Loan, 2.74%, (1 mo. USD LIBOR + 1.75%), Maturing February 2, 2026	243	223,069
MTS Systems Corporation
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.25%), Maturing July 5, 2023	326	304,831
NCR Corporation
Term Loan, 3.49%, (1 mo. USD LIBOR + 2.50%), Maturing August 28, 2026	1,194	1,092,510
Recorded Books, Inc.
Term Loan, Maturing August 29, 2025(5)	200	175,000
Refinitiv US Holdings, Inc.
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.25%), Maturing October 1, 2025	963	930,719
Seattle Spinco, Inc.
Term Loan, 3.49%, (1 mo. USD LIBOR + 2.50%), Maturing June 21, 2024	2,290	2,087,935
SGS Cayman L.P.
Term Loan, 6.83%, (3 mo. USD LIBOR + 5.38%), Maturing April 23, 2021	374	278,967
SkillSoft Corporation
Term Loan, 6.53%, (3 mo. USD LIBOR + 4.75%), Maturing April 28, 2021	3,812	2,509,307
SolarWinds Holdings, Inc.
Term Loan, 3.74%, (1 mo. USD LIBOR + 2.75%), Maturing February 5, 2024	5,447	5,082,277
Solera, LLC
Term Loan, 4.36%, (3 mo. USD LIBOR + 2.75%), Maturing March 3, 2023	3,903	3,659,406
SS&C Technologies Holdings Europe S.a.r.l.
Term Loan, 2.74%, (1 mo. USD LIBOR + 1.75%), Maturing April 16, 2025	992	944,801
SS&C Technologies, Inc.
Term Loan, 2.74%, (1 mo. USD LIBOR + 1.75%), Maturing April 16, 2025	788	748,875
Term Loan, 2.74%, (1 mo. USD LIBOR + 1.75%), Maturing April 16, 2025	1,390	1,324,051
STG-Fairway Holdings, LLC
Term Loan, 4.57%, (6 mo. USD LIBOR + 3.50%), Maturing January 31, 2027	300	274,500
SurveyMonkey, Inc.
Term Loan, 4.37%, (1 week USD LIBOR + 3.75%), Maturing October 10, 2025	903	744,906
Sutherland Global Services, Inc.
Term Loan, 6.83%, (3 mo. USD LIBOR + 5.38%), Maturing April 23, 2021	1,609	1,198,427
Tibco Software, Inc.
Term Loan, 4.74%, (1 mo. USD LIBOR + 3.75%), Maturing June 30, 2026	1,920	1,824,443
TTM Technologies, Inc.
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.50%), Maturing September 28, 2024	850	798,868
Uber Technologies, Inc.
Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing April 4, 2025	1,621	1,530,342
Ultimate Software Group, Inc. (The)
Term Loan, 4.74%, (1 mo. USD LIBOR + 3.75%), Maturing May 4, 2026	1,343	1,269,371
Ultra Clean Holdings, Inc.
Term Loan, 5.49%, (1 mo. USD LIBOR + 4.50%), Maturing August 27, 2025	638	542,444
Verifone Systems, Inc.
Term Loan, 5.69%, (3 mo. USD LIBOR + 4.00%), Maturing August 20, 2025	2,721	1,804,895

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Veritas Bermuda, Ltd.
Term Loan, 5.95%, (3 mo. USD LIBOR + 4.50%), Maturing January 27, 2023	$2,069	$1,768,870
Vero Parent, Inc.
Term Loan, 7.86%, (3 mo. USD LIBOR + 6.25%), Maturing August 16, 2024	1,073	863,495
Vertiv Group Corporation
Term Loan, 4.58%, (1 mo. USD LIBOR + 3.00%), Maturing March 2, 2027	125	113,750
VS Buyer, LLC
Term Loan, 4.86%, (3 mo. USD LIBOR + 3.25%), Maturing February 28, 2027	850	820,250
Vungle, Inc.
Term Loan, 6.49%, (1 mo. USD LIBOR + 5.50%), Maturing September 30, 2026	498	445,263
Western Digital Corporation
Term Loan, 3.35%, (1 mo. USD LIBOR + 1.75%), Maturing April 29, 2023	828	801,315

		$76,761,961

Equipment Leasing — 0.3%
Avolon TLB Borrower 1 (US), LLC
Term Loan, 2.52%, (1 mo. USD LIBOR + 1.75%), Maturing January 15, 2025	$1,493	$1,346,539

		$1,346,539

Financial Intermediaries — 2.4%
Apollo Commercial Real Estate Finance, Inc.
Term Loan, 3.45%, (1 mo. USD LIBOR + 2.75%), Maturing May 15, 2026	$372	$295,889
Aretec Group, Inc.
Term Loan, 5.24%, (1 mo. USD LIBOR + 4.25%), Maturing October 1, 2025	1,831	1,263,325
Citco Funding, LLC
Term Loan, 3.57%, (6 mo. USD LIBOR + 2.50%), Maturing September 28, 2023	1,500	1,457,292
Claros Mortgage Trust, Inc.
Term Loan, 4.26%, (1 mo. USD LIBOR + 3.25%), Maturing August 9, 2026	572	460,561
Ditech Holding Corporation
Term Loan, 0.00%, Maturing June 30, 2022(7)	2,071	814,671
EIG Management Company, LLC
Term Loan, 4.74%, (1 mo. USD LIBOR + 3.75%), Maturing February 22, 2025	196	173,460
FinCo. I, LLC
Term Loan, 2.99%, (1 mo. USD LIBOR + 2.00%), Maturing December 27, 2022	643	591,552
Focus Financial Partners, LLC
Term Loan, 2.99%, (1 mo. USD LIBOR + 2.00%), Maturing July 3, 2024	1,025	942,669
Franklin Square Holdings L.P.
Term Loan, 3.25%, (1 mo. USD LIBOR + 2.25%), Maturing August 1, 2025	443	410,006
GreenSky Holdings, LLC
Term Loan, 4.25%, (1 mo. USD LIBOR + 3.25%), Maturing March 31, 2025	1,005	828,712
Guggenheim Partners, LLC
Term Loan, 3.74%, (1 mo. USD LIBOR + 2.75%), Maturing July 21, 2023	2,017	1,815,402
LPL Holdings, Inc.
Term Loan, 2.71%, (1 mo. USD LIBOR + 1.75%), Maturing November 12, 2026	1,995	1,905,225
Starwood Property Trust, Inc.
Term Loan, 3.49%, (1 mo. USD LIBOR + 2.50%), Maturing July 27, 2026	398	356,210
StepStone Group L.P.
Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing March 27, 2025	441	416,745
Victory Capital Holdings, Inc.
Term Loan, 4.02%, (1 mo. USD LIBOR + 2.50%), Maturing July 1, 2026	914	813,460
Virtus Investment Partners, Inc.
Term Loan, 3.27%, (1 mo. USD LIBOR + 2.25%), Maturing June 1, 2024	367	330,960

		$12,876,139

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Food Products — 2.6%
Alphabet Holding Company, Inc.
Term Loan, 4.49%, (1 mo. USD LIBOR + 3.50%), Maturing September 26, 2024	$2,464	$1,998,034
Atkins Nutritionals Holdings II, Inc.
Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing July 7, 2024	267	249,280
B&G Foods, Inc.
Term Loan, 3.49%, (1 mo. USD LIBOR + 2.50%), Maturing October 10, 2026	199	189,713
Del Monte Foods, Inc.
Term Loan, 4.86%, (3 mo. USD LIBOR + 3.25%), Maturing February 18, 2021	1,183	967,198
Froneri International PLC
Term Loan, 3.24%, (1 mo. USD LIBOR + 2.25%), Maturing January 29, 2027	1,525	1,464,000
Hearthside Food Solutions, LLC
Term Loan, 4.68%, (1 mo. USD LIBOR + 3.69%), Maturing May 23, 2025	565	483,022
Term Loan, 4.99%, (1 mo. USD LIBOR + 4.00%), Maturing May 23, 2025	370	320,320
HLF Financing S.a.r.l.
Term Loan, 3.74%, (1 mo. USD LIBOR + 2.75%), Maturing August 18, 2025	614	554,433
Jacobs Douwe Egberts International B.V.
Term Loan, 3.63%, (1 mo. USD LIBOR + 2.00%), Maturing November 1, 2025	2,844	2,697,229
JBS USA Lux S.A.
Term Loan, 3.07%, (6 mo. USD LIBOR + 2.00%), Maturing May 1, 2026	5,200	4,910,510

		$13,833,739

Food Service — 1.6%
1011778 B.C. Unlimited Liability Company
Term Loan, 2.74%, (1 mo. USD LIBOR + 1.75%), Maturing November 19, 2026	$4,214	$3,908,891
Aramark Services, Inc.
Term Loan, 2.74%, (1 mo. USD LIBOR + 1.75%), Maturing January 15, 2027	825	771,375
IRB Holding Corp.
Term Loan, 3.75%, (USD LIBOR + 2.75%, Floor 1.00%), Maturing February 5, 2025(4)	1,788	1,394,596
Restaurant Technologies, Inc.
Term Loan, 4.70%, (3 mo. USD LIBOR + 3.25%), Maturing October 1, 2025	173	145,595
US Foods, Inc.
Term Loan, 2.82%, (6 mo. USD LIBOR + 1.75%), Maturing June 27, 2023	1,029	970,277
Term Loan, 3.07%, (6 mo. USD LIBOR + 2.00%), Maturing September 13, 2026	1,269	1,181,936

		$8,372,670

Food/Drug Retailers — 0.1%
Allsup’s Convenience Stores, Inc.
Term Loan, 7.18%, (1 mo. USD LIBOR + 6.25%), Maturing November 18, 2024	$469	$394,013

		$394,013

Forest Products — 0.0%(6)
Clearwater Paper Corporation
Term Loan, 4.25%, (6 mo. USD LIBOR + 3.25%), Maturing July 26, 2026	$249	$236,906

		$236,906

Health Care — 6.6%
Acadia Healthcare Company, Inc.
Term Loan, 3.49%, (1 mo. USD LIBOR + 2.50%), Maturing February 11, 2022	$159	$148,315
Alliance Healthcare Services, Inc.
Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), Maturing October 24, 2023	563	441,562

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
athenahealth, Inc.
Term Loan, 5.28%, (3 mo. USD LIBOR + 4.50%), Maturing February 11, 2026	$1,485	$1,395,900
Avantor, Inc.
Term Loan, 3.25%, (1 mo. USD LIBOR + 2.25%, Floor 1.00%), Maturing November 21, 2024	666	637,505
BioClinica, Inc.
Term Loan, 5.25%, (1 mo. USD LIBOR + 4.25%, Floor 1.00%), Maturing October 20, 2023	1,210	1,003,937
BW NHHC Holdco, Inc.
Term Loan, 6.62%, (3 mo. USD LIBOR + 5.00%), Maturing May 15, 2025	761	460,670
CeramTec AcquiCo GmbH
Term Loan, 4.36%, (3 mo. USD LIBOR + 2.75%), Maturing March 7, 2025	812	736,684
Change Healthcare Holdings, LLC
Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), Maturing March 1, 2024	3,093	2,855,438
CryoLife, Inc.
Term Loan, 4.70%, (3 mo. USD LIBOR + 3.25%), Maturing November 14, 2024	367	320,742
Ensemble RCM, LLC
Term Loan, 5.51%, (3 mo. USD LIBOR + 3.75%), Maturing August 3, 2026	398	370,803
Envision Healthcare Corporation
Term Loan, 4.74%, (1 mo. USD LIBOR + 3.75%), Maturing October 10, 2025	4,099	2,197,260
Gentiva Health Services, Inc.
Term Loan, 4.25%, (1 mo. USD LIBOR + 3.25%), Maturing July 2, 2025	1,915	1,809,797
Greatbatch Ltd.
Term Loan, 3.51%, (1 mo. USD LIBOR + 2.50%), Maturing October 27, 2022	1,897	1,811,584
Hanger, Inc.
Term Loan, 4.49%, (1 mo. USD LIBOR + 3.50%), Maturing March 6, 2025	1,226	1,158,669
IQVIA, Inc.
Term Loan, 2.74%, (1 mo. USD LIBOR + 1.75%), Maturing March 7, 2024	553	516,379
Term Loan, 2.74%, (1 mo. USD LIBOR + 1.75%), Maturing January 17, 2025	884	825,869
Medical Solutions, LLC
Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), Maturing June 14, 2024	797	709,550
MPH Acquisition Holdings, LLC
Term Loan, 4.20%, (3 mo. USD LIBOR + 2.75%), Maturing June 7, 2023	3,161	2,876,657
National Mentor Holdings, Inc.
Term Loan, 4.99%, (1 mo. USD LIBOR + 4.00%), Maturing March 9, 2026	475	431,831
Term Loan, 5.46%, (3 mo. USD LIBOR + 4.00%), Maturing March 9, 2026	22	19,612
Navicure, Inc.
Term Loan, 4.99%, (1 mo. USD LIBOR + 4.00%), Maturing October 22, 2026	650	614,250
One Call Corporation
Term Loan, 6.95%, (3 mo. USD LIBOR + 5.25%), Maturing November 25, 2022	895	741,473
Ortho-Clinical Diagnostics S.A.
Term Loan, 4.77%, (1 mo. USD LIBOR + 3.25%), Maturing June 30, 2025	3,912	3,348,328
Parexel International Corporation
Term Loan, 3.74%, (1 mo. USD LIBOR + 2.75%), Maturing September 27, 2024	695	597,912
Phoenix Guarantor, Inc.
Term Loan, 4.11%, (1 mo. USD LIBOR + 3.25%), Maturing March 5, 2026	965	887,989
RadNet, Inc.
Term Loan, 5.35%, (3 mo. USD LIBOR + 3.50%), Maturing June 30, 2023	1,367	1,216,398
Select Medical Corporation
Term Loan, 3.43%, (1 mo. USD LIBOR + 2.50%), Maturing March 6, 2025	2,469	2,358,224
Syneos Health, Inc.
Term Loan, 2.74%, (1 mo. USD LIBOR + 1.75%), Maturing August 1, 2024	679	658,775

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Team Health Holdings, Inc.
Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing February 6, 2024	$1,671	$1,077,973
Tecomet, Inc.
Term Loan, 5.50%, (USD Prime + 2.25%), Maturing May 1, 2024	1,596	1,364,688
Verscend Holding Corp.
Term Loan, 5.49%, (1 mo. USD LIBOR + 4.50%), Maturing August 27, 2025	1,278	1,214,130

		$34,808,904

Home Furnishings — 0.3%
Serta Simmons Bedding, LLC
Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing November 8, 2023	$3,977	$1,637,200

		$1,637,200

Industrial Equipment — 3.6%
AI Alpine AT Bidco GmbH
Term Loan, 4.62%, (3 mo. USD LIBOR + 2.75%), Maturing October 31, 2025	$198	$167,875
Altra Industrial Motion Corp.
Term Loan, 2.99%, (1 mo. USD LIBOR + 2.00%), Maturing October 1, 2025	552	506,679
Apex Tool Group, LLC
Term Loan, 6.75%, (1 mo. USD LIBOR + 5.50%, Floor 1.25%), Maturing August 1, 2024	1,747	1,359,570
Carlisle Foodservice Products, Inc.
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing March 20, 2025	687	590,819
Clark Equipment Company
Term Loan, 3.20%, (3 mo. USD LIBOR + 1.75%), Maturing May 18, 2024	802	731,043
CPM Holdings, Inc.
Term Loan, 5.35%, (1 mo. USD LIBOR + 3.75%), Maturing November 17, 2025	864	715,012
Delachaux Group S.A.
Term Loan, 6.35%, (3 mo. USD LIBOR + 4.50%), Maturing April 16, 2026	375	313,125
DexKo Global, Inc.
Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing July 24, 2024	608	521,328
DXP Enterprises, Inc.
Term Loan, 5.74%, (1 mo. USD LIBOR + 4.75%), Maturing August 29, 2023	366	330,891
Engineered Machinery Holdings, Inc.
Term Loan, 4.45%, (3 mo. USD LIBOR + 3.00%), Maturing July 19, 2024	1,344	1,129,012
Term Loan, 5.70%, (3 mo. USD LIBOR + 4.25%), Maturing July 19, 2024	247	204,289
EWT Holdings III Corp.
Term Loan, 3.74%, (1 mo. USD LIBOR + 2.75%), Maturing December 20, 2024	3,532	3,249,722
Filtration Group Corporation
Term Loan, 3.99%, (1 mo. USD LIBOR + 3.00%), Maturing March 29, 2025	3,064	2,707,892
Gardner Denver, Inc.
Term Loan, 2.74%, (1 mo. USD LIBOR + 1.75%), Maturing March 1, 2027	1,149	1,085,929
Term Loan, 2.74%, (1 mo. USD LIBOR + 1.75%), Maturing March 1, 2027	975	916,500
LTI Holdings, Inc.
Term Loan, 4.49%, (1 mo. USD LIBOR + 3.50%), Maturing September 6, 2025	1,406	1,051,055
Term Loan, 5.74%, (1 mo. USD LIBOR + 4.75%), Maturing July 24, 2026	149	113,927
Robertshaw US Holding Corp.
Term Loan, 4.25%, (1 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing February 28, 2025	1,715	1,114,750
Thermon Industries, Inc.
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.75%), Maturing October 30, 2024	194	165,528

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Titan Acquisition Limited
Term Loan, 4.45%, (3 mo. USD LIBOR + 3.00%), Maturing March 28, 2025	$2,205	$1,879,763

		$18,854,709

Insurance — 3.6%
Alliant Holdings Intermediate, LLC
Term Loan, 3.86%, (1 mo. USD LIBOR + 3.25%), Maturing May 9, 2025	$372	$345,204
Term Loan, 3.99%, (1 mo. USD LIBOR + 3.00%), Maturing May 9, 2025	1,979	1,838,639
AmWINS Group, Inc.
Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing January 25, 2024	4,673	4,374,729
AssuredPartners, Inc.
Term Loan, 4.49%, (1 mo. USD LIBOR + 3.50%), Maturing February 12, 2027	150	133,540
Asurion, LLC
Term Loan, 3.99%, (1 mo. USD LIBOR + 3.00%), Maturing August 4, 2022	2,545	2,366,391
Term Loan, 3.99%, (1 mo. USD LIBOR + 3.00%), Maturing November 3, 2023	1,979	1,910,106
Term Loan - Second Lien, 7.49%, (1 mo. USD LIBOR + 6.50%), Maturing August 4, 2025	1,900	1,776,500
Hub International Limited
Term Loan, 4.54%, (2 mo. USD LIBOR + 2.75%), Maturing April 25, 2025	2,198	2,077,335
NFP Corp.
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.25%), Maturing February 15, 2027	2,885	2,524,737
USI, Inc.
Term Loan, 3.99%, (1 mo. USD LIBOR + 3.00%), Maturing May 16, 2024	1,050	958,178
Term Loan, 4.99%, (1 mo. USD LIBOR + 4.00%), Maturing December 2, 2026	1,022	935,530

		$19,240,889

Leisure Goods/Activities/Movies — 4.2%
Ancestry.com Operations, Inc.
Term Loan, 5.24%, (1 mo. USD LIBOR + 4.25%), Maturing August 27, 2026	$3,727	$3,111,909
Bombardier Recreational Products, Inc.
Term Loan, 2.99%, (1 mo. USD LIBOR + 2.00%), Maturing May 24, 2027	3,584	3,028,106
ClubCorp Holdings, Inc.
Term Loan, 4.20%, (3 mo. USD LIBOR + 2.75%), Maturing September 18, 2024	1,292	830,030
Crown Finance US, Inc.
Term Loan, 3.32%, (6 mo. USD LIBOR + 2.25%), Maturing February 28, 2025	1,721	1,156,489
Term Loan, 3.57%, (6 mo. USD LIBOR + 2.50%), Maturing September 30, 2026	1,095	724,559
Delta 2 (LUX) S.a.r.l.
Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), Maturing February 1, 2024	2,684	2,412,428
Emerald Expositions Holding, Inc.
Term Loan, 3.74%, (1 mo. USD LIBOR + 2.75%), Maturing May 22, 2024	789	627,034
Match Group, Inc.
Term Loan, 3.46%, (3 mo. USD LIBOR + 1.75%), Maturing February 15, 2027	525	490,875
Motion Finco S.a.r.l.
Term Loan, 4.32%, (USD LIBOR + 3.25%), Maturing November 4, 2026(4)	49	40,135
Term Loan, 4.32%, (USD LIBOR + 3.25%), Maturing November 13, 2026(4)	375	316,147
NASCAR Holdings, Inc.
Term Loan, 3.67%, (1 mo. USD LIBOR + 2.75%), Maturing October 19, 2026	543	479,731
Playtika Holding Corp.
Term Loan, 7.07%, (6 mo. USD LIBOR + 6.00%), Maturing December 10, 2024	2,419	2,282,276
SeaWorld Parks & Entertainment, Inc.
Term Loan, 3.99%, (1 mo. USD LIBOR + 3.00%), Maturing March 31, 2024	2,392	2,009,674

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
SRAM, LLC
Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing March 15, 2024	$736	$702,523
Steinway Musical Instruments, Inc.
Term Loan, 4.45%, (1 mo. USD LIBOR + 3.75%), Maturing February 14, 2025	364	340,365
Travel Leaders Group, LLC
Term Loan, 4.96%, (1 mo. USD LIBOR + 4.00%), Maturing January 25, 2024	2,766	2,122,789
UFC Holdings, LLC
Term Loan, 4.25%, (1 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing April 29, 2026	1,474	1,318,921

		$21,993,991

Lodging and Casinos — 3.4%
Aristocrat Technologies, Inc.
Term Loan, 3.58%, (3 mo. USD LIBOR + 1.75%), Maturing October 19, 2024	$714	$649,676
Boyd Gaming Corporation
Term Loan, 2.93%, (1 week USD LIBOR + 2.25%), Maturing September 15, 2023	793	698,836
CityCenter Holdings, LLC
Term Loan, 3.24%, (1 mo. USD LIBOR + 2.25%), Maturing April 18, 2024	2,799	2,480,327
ESH Hospitality, Inc.
Term Loan, 2.99%, (1 mo. USD LIBOR + 2.00%), Maturing September 18, 2026	2,353	2,056,235
GBT III B.V.
Term Loan, Maturing February 26, 2027(5)	957	837,445
Term Loan, Maturing February 26, 2027(5)	1,143	1,000,055
Golden Nugget, Inc.
Term Loan, 3.58%, (USD LIBOR + 2.50%), Maturing October 4, 2023(4)	4,101	3,205,249
GVC Holdings PLC
Term Loan, 3.31%, (6 mo. USD LIBOR + 2.25%), Maturing March 29, 2024	809	672,403
Hanjin International Corp.
Term Loan, 3.49%, (1 mo. USD LIBOR + 2.50%), Maturing October 18, 2020	375	300,000
Playa Resorts Holding B.V.
Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing April 29, 2024	2,091	1,488,406
RHP Hotel Properties, L.P.
Term Loan, 2.99%, (1 mo. USD LIBOR + 2.00%), Maturing May 11, 2024	1,446	1,276,238
Stars Group Holdings B.V. (The)
Term Loan, 4.95%, (3 mo. USD LIBOR + 3.50%), Maturing July 10, 2025	3,422	3,280,411

		$17,945,281

Nonferrous Metals/Minerals — 0.3%
Aleris International, Inc.
Term Loan, 5.74%, (1 mo. USD LIBOR + 4.75%), Maturing February 27, 2023	$983	$898,988
Murray Energy Corporation
DIP Loan, 13.00%, (1 mo. USD LIBOR + 11.00%, Floor 2.00%), Maturing July 31, 2020	340	336,974
Term Loan, 0.00%, Maturing October 17, 2022(7)	1,221	136,329
Noranda Aluminum Acquisition Corporation
Term Loan, 0.00%, Maturing February 28, 2021(7)	215	15,061
Oxbow Carbon, LLC
Term Loan, 4.74%, (1 mo. USD LIBOR + 3.75%), Maturing January 4, 2023	422	368,867

		$1,756,219

Oil and Gas — 2.8%
Ameriforge Group, Inc.
Term Loan, 8.45%, (3 mo. USD LIBOR + 7.00%), Maturing June 8, 2022	$518	$502,632
Apergy Corporation
Term Loan, 3.64%, (1 mo. USD LIBOR + 2.50%), Maturing May 9, 2025	176	153,652

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Blackstone CQP Holdco L.P.
Term Loan, 4.62%, (3 mo. USD LIBOR + 3.50%), Maturing September 30, 2024	$1,391	$1,133,659
Buckeye Partners L.P.
Term Loan, 4.27%, (1 mo. USD LIBOR + 2.75%), Maturing November 1, 2026	2,000	1,860,000
Centurion Pipeline Company, LLC
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.25%), Maturing September 29, 2025	222	166,641
CITGO Holding, Inc.
Term Loan, 8.00%, (1 mo. USD LIBOR + 7.00%, Floor 1.00%), Maturing August 1, 2023	199	161,190
CITGO Petroleum Corporation
Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), Maturing July 29, 2021	1,222	1,130,297
Term Loan, 6.00%, (1 mo. USD LIBOR + 5.00%, Floor 1.00%), Maturing March 28, 2024	2,599	2,273,906
Delek US Holdings, Inc.
Term Loan, 3.24%, (1 mo. USD LIBOR + 2.25%), Maturing March 31, 2025	3,995	2,962,820
Fieldwood Energy, LLC
Term Loan, 7.03%, (3 mo. USD LIBOR + 5.25%), Maturing April 11, 2022	761	266,262
McDermott Technology Americas, Inc.
DIP Loan, 10.72%, (USD LIBOR + 9.00%), Maturing October 21, 2020(4)	625	576,563
DIP Loan, 10.65%, (3 mo. USD LIBOR + 9.00%), Maturing October 22, 2020	350	346,013
Term Loan, 0.00%, Maturing May 9, 2025(7)	1,431	432,115
Prairie ECI Acquiror L.P.
Term Loan, 6.20%, (3 mo. USD LIBOR + 4.75%), Maturing March 11, 2026	925	485,472
Term Loan, Maturing March 11, 2026(5)	350	183,750
PSC Industrial Holdings Corp.
Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing October 11, 2024	1,295	1,196,429
RDV Resources Properties, LLC
Term Loan, 6.87%, (3 mo. USD LIBOR + 5.50%), Maturing March 29, 2024	160	84,988
Sunrise Oil & Gas Properties, LLC
Term Loan, 8.00%, (1 mo. USD LIBOR + 7.00%, Floor 1.00%), Maturing January 17, 2023	51	48,480
Term Loan - Second Lien, 8.00%, (1 mo. USD LIBOR + 7.00%, Floor 1.00%), Maturing January 17, 2023	51	43,122
Term Loan - Third Lien, 8.00%, (1 mo. USD LIBOR + 7.00%, Floor 1.00%), Maturing January 17, 2023	59	41,564
UGI Energy Services, LLC
Term Loan, 4.74%, (1 mo. USD LIBOR + 3.75%), Maturing August 13, 2026	769	665,347

		$14,714,902

Publishing — 0.5%
Ascend Learning, LLC
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing July 12, 2024	$848	$768,777
Getty Images, Inc.
Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%), Maturing February 19, 2026	1,321	1,076,860
Harland Clarke Holdings Corp.
Term Loan, 6.46%, (3 mo. USD LIBOR + 4.75%), Maturing November 3, 2023	273	173,354
LSC Communications, Inc.
Term Loan, 0.00%, Maturing September 30, 2022(7)	488	79,727
ProQuest, LLC
Term Loan, 4.49%, (1 mo. USD LIBOR + 3.50%), Maturing October 23, 2026	673	636,280

		$2,734,998

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Radio and Television — 2.8%
Cumulus Media New Holdings, Inc.
Term Loan, 4.82%, (6 mo. USD LIBOR + 3.75%), Maturing March 31, 2026	$398	$323,044
Diamond Sports Group, LLC
Term Loan, 4.18%, (1 mo. USD LIBOR + 3.25%), Maturing August 24, 2026	2,338	1,835,526
Entercom Media Corp.
Term Loan, 3.49%, (1 mo. USD LIBOR + 2.50%), Maturing November 18, 2024	1,410	1,268,779
Entravision Communications Corporation
Term Loan, 3.74%, (1 mo. USD LIBOR + 2.75%), Maturing November 29, 2024	580	478,500
Gray Television, Inc.
Term Loan, 3.77%, (1 mo. USD LIBOR + 2.25%), Maturing February 7, 2024	139	131,798
Hubbard Radio, LLC
Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing March 28, 2025	485	417,531
iHeartCommunications, Inc.
Term Loan, 3.99%, (1 mo. USD LIBOR + 3.00%), Maturing May 1, 2026	1,022	875,718
Mission Broadcasting, Inc.
Term Loan, 3.83%, (1 mo. USD LIBOR + 2.25%), Maturing January 17, 2024	296	278,131
Nexstar Broadcasting, Inc.
Term Loan, 3.19%, (1 mo. USD LIBOR + 2.25%), Maturing January 17, 2024	1,148	1,078,396
Term Loan, 4.33%, (1 mo. USD LIBOR + 2.75%), Maturing September 18, 2026	384	363,116
Sinclair Television Group, Inc.
Term Loan, 3.24%, (1 mo. USD LIBOR + 2.25%), Maturing January 3, 2024	2,153	2,066,580
Term Loan, 3.21%, (1 mo. USD LIBOR + 2.50%), Maturing September 30, 2026	498	460,809
Terrier Media Buyer, Inc.
Term Loan, 5.70%, (3 mo. USD LIBOR + 4.25%), Maturing December 17, 2026	1,322	1,145,738
Townsquare Media, Inc.
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing April 1, 2022	1,027	915,445
Univision Communications, Inc.
Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing March 15, 2024	3,375	2,885,629

		$14,524,740

Rail Industries — 0.1%
Genesee & Wyoming, Inc.
Term Loan, 3.45%, (3 mo. USD LIBOR + 2.00%), Maturing December 30, 2026	$350	$339,063

		$339,063

Retailers (Except Food and Drug) — 1.3%
Apro, LLC
Term Loan, 4.00%, Maturing November 14, 2026(2)	$211	$185,250
Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing November 14, 2026	737	646,754
Ascena Retail Group, Inc.
Term Loan, 5.75%, (USD LIBOR + 4.50%), Maturing August 21, 2022(4)	1,237	385,568
Bass Pro Group, LLC
Term Loan, 6.07%, (6 mo. USD LIBOR + 5.00%), Maturing September 25, 2024	878	745,875
BJ’s Wholesale Club, Inc.
Term Loan, 3.05%, (1 mo. USD LIBOR + 2.25%), Maturing February 3, 2024	2,464	2,353,310
Coinamatic Canada, Inc.
Term Loan, 4.25%, (1 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing May 14, 2022	153	130,056
David’s Bridal, Inc.
Term Loan, 7.65%, (3 mo. USD LIBOR + 6.00%), Maturing June 30, 2023	251	194,081

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
J. Crew Group, Inc.
Term Loan, 4.45%, (3 mo. USD LIBOR + 3.00%), Maturing March 5, 2021(3)	$1,872	$1,151,767
LSF9 Atlantis Holdings, LLC
Term Loan, 7.00%, (1 mo. USD LIBOR + 6.00%, Floor 1.00%), Maturing May 1, 2023	675	545,189
PFS Holding Corporation
Term Loan, 0.00%, Maturing January 31, 2021(7)	1,084	388,840
Pier 1 Imports (U.S.), Inc.
Term Loan, 0.00%, Maturing April 30, 2021(7)	331	67,804

		$6,794,494

Steel — 0.9%
GrafTech Finance, Inc.
Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing February 12, 2025	$2,151	$1,882,162
Neenah Foundry Company
Term Loan, 7.95%, (2 mo. USD LIBOR + 6.50%), Maturing December 13, 2022	498	435,847
Phoenix Services International, LLC
Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing March 1, 2025	656	544,501
Zekelman Industries, Inc.
Term Loan, 3.21%, (1 mo. USD LIBOR + 2.25%), Maturing January 24, 2027	2,250	2,103,750

		$4,966,260

Surface Transport — 0.5%
Agro Merchants NAI Holdings, LLC
Term Loan, 5.20%, (3 mo. USD LIBOR + 3.75%), Maturing December 6, 2024	$105	$88,035
Kenan Advantage Group, Inc.
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing July 31, 2022	397	337,782
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing July 31, 2022	2,158	1,834,403
XPO Logistics, Inc.
Term Loan, 3.61%, (3 mo. USD LIBOR + 2.00%), Maturing February 24, 2025	450	422,625

		$2,682,845

Telecommunications — 4.3%
CenturyLink, Inc.
Term Loan, 3.24%, (1 mo. USD LIBOR + 2.25%), Maturing March 15, 2027	$5,162	$4,797,492
Ciena Corporation
Term Loan, 2.52%, (1 mo. USD LIBOR + 1.75%), Maturing September 26, 2025	891	846,450
Colorado Buyer, Inc.
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing May 1, 2024	1,556	1,056,784
Digicel International Finance Limited
Term Loan, 4.87%, (3 mo. USD LIBOR + 3.25%), Maturing May 28, 2024	561	437,991
Global Eagle Entertainment, Inc.
Term Loan, 9.38%, (3 mo. USD LIBOR + 7.50%), Maturing January 6, 2023	791	517,777
Intelsat Jackson Holdings S.A.
Term Loan, 5.68%, (3 mo. USD LIBOR + 3.75%), Maturing November 27, 2023	500	466,250
Term Loan, 6.43%, (3 mo. USD LIBOR + 4.50%), Maturing January 2, 2024	1,300	1,213,333
IPC Corp.
Term Loan, 6.28%, (3 mo. USD LIBOR + 4.50%), Maturing August 6, 2021	596	357,432
Level 3 Financing, Inc.
Term Loan, 2.74%, (1 mo. USD LIBOR + 1.75%), Maturing March 1, 2027	3,323	3,139,932
Onvoy, LLC
Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), Maturing February 10, 2024	802	621,327

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Plantronics, Inc.
Term Loan, 3.46%, (USD LIBOR + 2.50%), Maturing July 2, 2025(4)	$989	$771,737
Syniverse Holdings, Inc.
Term Loan, 6.87%, (6 mo. USD LIBOR + 5.00%), Maturing March 9, 2023	735	491,225
Telesat Canada
Term Loan, 3.74%, (1 mo. USD LIBOR + 2.75%), Maturing December 7, 2026	973	906,915
Zayo Group Holdings, Inc.
Term Loan, 3.99%, (1 mo. USD LIBOR + 3.00%), Maturing March 9, 2027	1,825	1,710,937
Ziggo Financing Partnership
Term Loan, 3.20%, (1 mo. USD LIBOR + 2.50%), Maturing April 30, 2028	5,525	5,158,969

		$22,494,551

Utilities — 0.7%
Brookfield WEC Holdings, Inc.
Term Loan, 3.99%, (1 mo. USD LIBOR + 3.00%), Maturing August 1, 2025	$1,024	$976,906
Calpine Corporation
Term Loan, 3.24%, (1 mo. USD LIBOR + 2.25%), Maturing April 5, 2026	720	694,378
Lightstone Holdco, LLC
Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing January 30, 2024	46	34,110
Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing January 30, 2024	815	604,774
Longview Power, LLC
Term Loan, 0.00%, Maturing April 13, 2021(7)	1,122	238,452
Vistra Operations Company, LLC
Term Loan, 2.70%, (1 mo. USD LIBOR + 1.75%), Maturing December 31, 2025	1,011	968,912

		$3,517,532

Total Senior Floating-Rate Loans (identified cost $547,172,732)		$472,930,790

Corporate Bonds & Notes — 4.3%

Security	Principal Amount (000’s omitted)	Value
Automotive — 0.1%
Panther BF Aggregator 2 L.P./Panther Finance Co., Inc.
6.25%, 5/15/26(8)	$325	$308,952

		$308,952

Building and Development — 0.0%(6)
American Builders & Contractors Supply Co., Inc.
4.00%, 1/15/28(8)	$250	$228,888

		$228,888

Business Equipment and Services — 0.5%
Allied Universal Holdco, LLC
6.625%, 7/15/26(8)	$400	$393,751
Garda World Security Corp.
4.625%, 2/15/27(8)	700	631,750

Security	Principal Amount (000’s omitted)	Value
Prime Security Services Borrower, LLC/Prime Finance, Inc.
5.25%, 4/15/24(8)	$575	$571,576
5.75%, 4/15/26(8)	1,150	1,133,465

		$2,730,542

Cable and Satellite Television — 0.7%
Altice France S.A.
7.375%, 5/1/26(8)	$1,000	$1,015,550
5.50%, 1/15/28(8)	400	376,740
Ziggo B.V.
5.50%, 1/15/27(8)	2,248	2,260,476

		$3,652,766

Containers and Glass Products — 0.5%
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC
5.331%, (3 mo. USD LIBOR + 3.50%), 7/15/21(8)(9)	$650	$638,138
5.125%, 7/15/23(8)	2,000	1,997,490

		$2,635,628

Diversified Financial Services — 0.1%
AG Issuer, LLC
6.25%, 3/1/28(8)	$350	$296,625

		$296,625

Drugs — 0.4%
Bausch Health Companies, Inc.
6.50%, 3/15/22(8)	$712	$721,790
7.00%, 3/15/24(8)	925	953,911
5.50%, 11/1/25(8)	575	584,519

		$2,260,220

Electronics/Electrical — 0.4%
CommScope, Inc.
6.00%, 3/1/26(8)	$2,000	$2,008,244

		$2,008,244

Food/Drug Retailers — 0.1%
Fresh Market, Inc. (The)
9.75%, 5/1/23(8)	$800	$380,000

		$380,000

Health Care — 0.7%
Avantor, Inc.
6.00%, 10/1/24(8)	$3,500	$3,688,842

		$3,688,842

Radio and Television — 0.4%
Diamond Sports Group, LLC/Diamond Sports Finance Co.
5.375%, 8/15/26(8)	$500	$409,071
iHeartCommunications, Inc.
6.375%, 5/1/26	47	44,668
8.375%, 5/1/27	85	72,888

Security	Principal Amount (000’s omitted)	Value
5.25%, 8/15/27(8)	$150	$131,542
4.75%, 1/15/28(8)	200	181,110
Univision Communications, Inc.
5.125%, 2/15/25(8)	1,500	1,290,000

		$2,129,279

Telecommunications — 0.2%
CenturyLink, Inc.
4.00%, 2/15/27(8)	$1,225	$1,179,063

		$1,179,063

Utilities — 0.2%
Calpine Corp.
5.25%, 6/1/26(8)	$700	$669,877
4.50%, 2/15/28(8)	250	243,250
Talen Energy Supply, LLC
6.625%, 1/15/28(8)	375	317,422

		$1,230,549

Total Corporate Bonds & Notes (identified cost $23,673,103)		$22,729,598

Common Stocks — 0.5%

Security	Shares	Value
Aerospace and Defense — 0.1%
IAP Global Services, LLC(3)(10)(11)	24	$314,881

		$314,881

Automotive — 0.0%(6)
Dayco Products, LLC(10)(11)	15,250	$114,375

		$114,375

Business Equipment and Services — 0.0%(6)
Crossmark Holdings, Inc.(10)(11)	3,059	$167,480

		$167,480

Chemicals and Plastics — 0.1%
Hexion Holdings Corp., Class B(10)(11)	30,229	$287,176

		$287,176

Electronics/Electrical — 0.0%(6)
Answers Corp.(3)(11)	20,672	$38,243

		$38,243

Health Care — 0.0%
New Millennium Holdco, Inc.(3)(10)(11)	13,578	$0

		$0

Oil and Gas — 0.2%
AFG Holdings, Inc.(3)(10)(11)	17,136	$318,216

Security	Shares	Value
Fieldwood Energy, Inc.(10)(11)	5,122	$7,682
RDV Resources, Inc., Class A(3)(10)(11)	10,680	0
Samson Resources II, LLC, Class A(11)	33,971	619,971
Southcross Holdings Group, LLC(3)(10)(11)	44	0
Southcross Holdings L.P., Class A(10)(11)	44	319
Sunrise Oil & Gas, Inc., Class A(10)(11)	7,468	52,276

		$998,464

Publishing — 0.0%(6)
ION Media Networks, Inc.(3)(11)	399	$150,954

		$150,954

Radio and Television — 0.0%(6)
Clear Channel Outdoor Holdings, Inc.(10)(11)	19,512	$12,488
Cumulus Media, Inc., Class A(10)(11)	24,069	130,454
iHeartMedia, Inc., Class A(10)(11)	8,298	60,658

		$203,600

Retailers (Except Food and Drug) — 0.1%
David’s Bridal, LLC(3)(10)(11)	17,912	$301,817

		$301,817

Total Common Stocks (identified cost $3,431,552)		$2,576,990

Preferred Stocks — 0.0%(6)

Security	Shares	Value
Retailers (Except Food and Drug) — 0.0%(6)
David’s Bridal, LLC, Series A(3)(10)(11)	494	$39,520
David’s Bridal, LLC, Series B(3)(10)(11)	2012	162,892

Total Preferred Stocks (identified cost $162,891)		$202,412

Exchange-Traded Funds — 0.6%

Security	Shares	Value
SPDR Blackstone/GSO Senior Loan ETF	76,000	$3,040,760

Total Exchange-Traded Funds (identified cost $3,501,320)		$3,040,760

Warrants — 0.0%

Security	Shares	Value
Retailers (Except Food and Drug) — 0.0%
David’s Bridal, LLC, Exp. 11/26/22 (3)(10)(11)	3,427	$0

Total Warrants (identified cost $0)		$0

Miscellaneous — 0.0%(6)

Security	Shares	Value
Oil and Gas — 0.0%(6)
Paragon Offshore Finance Company, Class A(10)(11)	1,168	$350
Paragon Offshore Finance Company, Class B(10)(11)	584	11,242

Total Miscellaneous (identified cost $12,702)		$11,592

Short-Term Investments — 3.7%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.69%(12)	19,522,007	$19,514,198

Total Short-Term Investments (identified cost $19,518,281)		$19,514,198

Total Investments — 98.8% (identified cost $597,472,581)		$521,006,340

Less Unfunded Loan Commitments — (0.1)%		$(330,397)

Net Investments — 98.7% (identified cost $597,142,184)		$520,675,943

Other Assets, Less Liabilities — 1.3%		$6,867,522

Net Assets — 100.0%		$527,543,465

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(2)

Unfunded or partially unfunded loan commitments. The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At March 31, 2020, the total value of unfunded loan commitments is $291,987.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(4)

The stated interest rate represents the weighted average interest rate at March 31, 2020 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(5)	This Senior Loan will settle after March 31, 2020, at which time the interest rate will be determined.

(6)	Amount is less than 0.05%.

(7)	Issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(8)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2020, the aggregate value of these securities is $22,612,042 or 4.3% of the Fund’s net assets.

(9)	Variable rate security. The stated interest rate represents the rate in effect at March 31, 2020.

(10)	Non-income producing security.

(11)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(12)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2020.

Abbreviations:

DIP	-	Debtor In Possession

LIBOR	-	London Interbank Offered Rate

PIK	-	Payment In Kind

Currency Abbreviations:

USD	-	United States Dollar

The Fund did not have any open derivative instruments at March 31, 2020.

At March 31, 2020, the value of the Fund’s investment in affiliated funds was $19,514,198, which represents 3.7% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended March 31, 2020, were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$36,378,249	$39,264,117	$(56,126,157)	$2,793	$(4,804)	$19,514,198	$104,269	19,522,007

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2020, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	$—	$471,313,334	$1,287,059	$472,600,393
Corporate Bonds & Notes	—	22,729,598	—	22,729,598
Common Stocks	490,776	962,103	1,124,111	2,576,990
Preferred Stocks	—	—	202,412	202,412
Exchange-Traded Funds	3,040,760	—	—	3,040,760
Warrants	—	—	0	0
Miscellaneous	—	11,592	—	11,592
Short-Term Investments	—	19,514,198	—	19,514,198
Total Investments	$3,531,536	$514,530,825	$2,613,582	$520,675,943

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended March 31, 2020 is not presented.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.